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                                   SUPPLEMENT
                            DATED SEPTEMBER 6, 2005
                    TO THE HARTFORD SELECT FUNDS PROSPECTUS
              DATED APRIL 29, 2005 (AS SUPPLEMENTED JUNE 15, 2005)

The Prospectus is revised as follows:

1.  CHANGE IN INVESTMENT POLICY TO THE HARTFORD SELECT MIDCAP VALUE FUND

     As of December 1, 2005, under the heading "The Hartford Select MidCap Value Fund -- Principal Investment Strategy" on page 6 of the Prospectus, the third sentence of the first paragraph shall be deleted and replaced with the following:

          The fund defines mid-capitalization companies as companies with a market capitalization no lower than the lowest market capitalization of companies in the Russell Midcap Index and no higher than three times the weighted average market capitalization of companies in the Russell Midcap Index.

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2.  CLASS Y SHARES

     In the "Introduction" on page 2 of the Prospectus, the third sentence of the first paragraph is deleted and replaced with the following:

          "Each of the funds also offers Class Y shares to certain qualified investors pursuant to a separate prospectus describing that class."

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3.  TRANSFER AGENT FEE WAIVERS

     Effective November 1, 2005, Hartford Administrative Services Company (the funds' transfer agent) has agreed to waive a portion of the transfer agency fees of the funds under a voluntary undertaking to 0.35% of average daily net assets per fiscal year for all classes. Not all classes may currently be impacted by the waiver. "Other Expenses" include transfer agent fees, custodial fees, accounting, legal and other expenses that the funds pay. That undertaking may be amended or withdrawn at any time.

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 THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.